PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment
The carrying amounts of the Company’s property, plant and equipment and the movements for the years ended December 31, 2024 and 2023 are as follows:

	Freehold land	Buildings	Leasehold improvement	Machinery and equipment	Other	Construction in progress	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
December 31, 2024
At January 1, 2024
Cost	2,889	65,540	23,117	45,480	3,662	3,039	143,727
Accumulated depreciation	—	(3,840)	(8,326)	(20,247)	(2,589)	—	(35,002)
Net carrying amount	2,889	61,700	14,791	25,233	1,073	3,039	108,725
At January 1, 2024, net of accumulated depreciation	2,889	61,700	14,791	25,233	1,073	3,039	108,725
Additions	—	490	—	921	144	6,506	8,061
Disposals	—	—	(805)	(179)	(9)	—	(993)
Impairments	—	—	(484)	(3,606)	—	—	(4,090)
Depreciation provided during the year	—	(1,851)	(2,446)	(5,837)	(566)	—	(10,700)
Exchange realignment	—	(777)	(384)	(445)	(45)	(64)	(1,715)
Transfers	—	308	494	4,040	241	(5,083)	—
At December 31, 2024, net of accumulated depreciation	2,889	59,870	11,166	20,127	838	4,398	99,288
At December 31, 2024:
Cost	2,889	65,541	21,282	44,924	3,909	4,398	142,943
Accumulated depreciation	—	(5,671)	(10,116)	(24,797)	(3,071)	—	(43,655)
Net carrying amount	2,889	59,870	11,166	20,127	838	4,398	99,288
The Company evaluates assets for potential impairment when events or changes in circumstances indicate the carrying value of the assets may not be recoverable. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying values of the assets exceed their recoverable value. For the year ended December 31, 2024, the Company recognized an impairment loss of $4.1 million in Property, Plant and Equipment and $0.3 million in Right-of-use asset. There was no impairment loss for the year ended December 31, 2023.

	Freehold land	Buildings	Leasehold improvement	Machinery and equipment	Other	Construction in progress	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
December 31, 2023
At January 1, 2023
Cost	2,889	45,075	21,974	42,576	3,679	14,184	130,377
Accumulated depreciation	—	(2,348)	(5,807)	(14,806)	(2,248)	—	(25,209)
Net carrying amount	2,889	42,727	16,167	27,770	1,431	14,184	105,168
At January 1, 2023 net of accumulated depreciation	2,889	42,727	16,167	27,770	1,431	14,184	105,168
Additions	—	238	156	48	6	14,616	15,064
Disposals	—	—	(87)	(77)	(1)	—	(165)
Depreciation provided during the year	—	(1,493)	(2,603)	(6,033)	(575)	—	(10,704)
Exchange realignment	—	(116)	(91)	(253)	(5)	(173)	(638)
Transfers	—	20,344	1,249	3,778	217	(25,588)	—
At December 31, 2023, net of accumulated depreciation	2,889	61,700	14,791	25,233	1,073	3,039	108,725
At December 31, 2023:
Cost	2,889	65,540	23,117	45,480	3,662	3,039	143,727
Accumulated depreciation	—	(3,840)	(8,326)	(20,247)	(2,589)	—	(35,002)
Net carrying amount	2,889	61,700	14,791	25,233	1,073	3,039	108,725